Huber Select Large Cap Value Fund
SCHEDULE OF INVESTMENTS at January 31, 2022 (Unaudited)

Shares	COMMON STOCKS - 99.41%	Value
	Aerospace & Defense - 6.56%
8,593	Northrop Grumman Corp.	$3,178,550

	Banking - 12.80%
37,246	Bank of America Corp.	1,718,530
21,968	Citigroup, Inc.	1,430,556
6,526	First Horizon Corp.	111,660
18,233	JPMorgan Chase & Co.	2,709,424
10,000	Regions Financial Corp.	229,400
		6,199,570
	Biotech & Pharmaceuticals - 14.39%
20,437	Eli Lilly & Co.	5,015,035
17,793	Merck & Co., Inc.	1,449,774
9,530	Pfizer, Inc.	502,136
		6,966,945
	Chemicals - 0.19%
1,000	Innospec, Inc.	92,960

	Consumer Services - 4.20%
48,200	Rent-A-Center, Inc.	2,031,630

	Electric Utilities - 2.51%
20,933	Exelon Corp.	1,213,067

	Electrical Equipment - 0.99%
3,357	TE Connectivity Ltd. - ADR	480,085

	Entertainment Content - 2.76%
91,752	Lions Gate Entertainment Corp. - Class B (a) (b)	1,337,744

	Food - 2.15%
55	ConAgra Foods, Inc.	1,912
11,458	Tyson Foods, Inc. - Class A	1,041,418
		1,043,330
	Home Construction - 0.93%
5,560	Lennar Corp. - Class B	448,859

	Institutional Financial Services - 0.86%
500	Goldman Sachs Group, Inc.	177,340
6,500	Jefferies Financial Group, Inc.	238,160
		415,500
	Insurance - 4.01%
74,421	CNO Financial Group, Inc.	1,856,060
1,269	Voya Financial, Inc.	86,241
		1,942,301
	Oil & Gas Producers - 9.10%
8,500	BP plc - ADR	262,820
3,500	Devon Energy Corp.	176,995
149,900	Golar LNG Ltd. (a)	2,151,065
35,300	Shell plc - ADR	1,814,420
		4,405,300
	Retail - Consumer Staples - 0.02%
55	Wal-Mart Stores, Inc.	7,689

	Retail - Discretionary - 5.67%
42,439	Gap, Inc.	766,873
5,398	Home Depot, Inc.	1,980,958
		2,747,831
	Software - 17.94%
27,928	Microsoft Corp.	8,685,049

	Specialty Finance - 1.13%
13,600	Enova International, Inc. (a)	547,808

	Technology Hardware - 1.47%
781	Comtech Telecommunications Corp.	15,877
16,471	Hewlett Packard Enterprise Co.	268,972
11,623	HP, Inc.	426,913
		711,762
	Technology Services - 10.74%
99,777	KBR, Inc.	4,330,322
2,259	Mastercard, Inc. - Class A	872,833
		5,203,155
	Tobacco & Cannabis - 0.48%
2,259	Philip Morris International, Inc.	232,338

	Transportation & Logistics - 0.51%
1,000	FedEx Corp.	245,860
	TOTAL COMMON STOCKS (Cost $20,671,818)	48,137,333

	MONEY MARKET FUNDS - 0.11%
25,448	First American Government Obligations Fund, Institutional Class, 0.03% (c)	25,448
25,447	First American Treasury Obligations Fund, Institutional Class, 0.01% (c)	25,447
	TOTAL MONEY MARKET FUNDS (Cost $50,895)	50,895

	Total Investments in Securities (Cost $20,722,713) - 99.52%	48,188,228
	Other Assets in Excess of Liabilities - 0.48%	234,302
	NET ASSETS - 100.00%	$48,422,530

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Non-voting shares.
(c)	Rate shown is the 7-day annualized yield as of January 31, 2022.

Huber Select Large Cap Value Fund
Summary of Fair Value Disclosure at January 31, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2022:

Huber Select Large Cap Value Fund	Level 1	Level 2	Level 3	Total

Common Stocks
Communications	$1,337,744	$-	$-	$1,337,744
Consumer Discretionary	5,228,320	-	-	5,228,320
Consumer Staples	1,283,357	-	-	1,283,357
Energy	4,405,300	-	-	4,405,300
Financials	9,105,179	-	-	9,105,179
Health Care	6,966,945	-	-	6,966,945
Industrials	3,904,495	-	-	3,904,495
Materials	92,960	-	-	92,960
Technology	14,599,966	-	-	14,599,966
Utilities	1,213,067	-	-	1,213,067
Total Common Stocks	48,137,333	-	-	48,137,333
Money Market Funds	50,895	-	-	50,895
Total Investments in Securities	$48,188,228	$-	$-	$48,188,228

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification.